Prepaid Expenses and Other Current Assets and Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets and other assets [Abstract]
Schedule of prepaid expenses and other current assets disclosure [Table Text Block]

The components of Prepaid expenses and other current assets were as follows at December 31:

Millions of dollars	2012	2011
VAT receivables	$202	$376
Income taxes	85	372
Advances to suppliers	67	90
Prepaid insurance	51	46
Deferred tax assets	46	29
Taxes other than income taxes	18	11
Other	101	116
Total prepaid expenses and other current assets	$570	$1,040

Schedule of other assets [Table Text Block]

The components of Other assets were as follows at December 31:

Millions of dollars	2012	2011
Debt issuance costs	$98	$102
Company-owned life insurance	55	54
Pension assets	15	47
Deferred tax assets	44	20
Other	34	43
Total other assets	$246	$266